Premises and Equipment (Tables)	12 Months Ended
Dec. 31, 2010
Premises and Equipment
Schedule of Premises and Equipment

	2009	2010
	(In millions of Korean won)
Land	531,196	530,586
Buildings	1,041,861	1,062,590
Equipment and furniture	1,724,314	1,594,063
Leasehold improvements	395,437	428,450
Leased property under capital leases	33,045	33,045
Construction in progress	350	119

Total	3,726,203	3,648,853
Less: Accumulated depreciation	(2,109,052)	(2,170,666)

Premises and equipment, net	1,617,151	1,478,187